BASIS OF FINANCIAL STATEMENT PRESENTATION	6 Months Ended
Dec. 31, 2023
WILSON-DAVIS & CO., INC
BASIS OF FINANCIAL STATEMENT PRESENTATION

NOTE 1 – BASIS OF FINANCIAL STATEMENT PRESENTATION

The accompanying unaudited condensed financial statements have been prepared by Wilson-Davis & Co., Inc. (“Wilson-Davis”), pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted in accordance with such rules and regulations. The information furnished in the interim condensed financial statements includes normal recurring adjustments and reflects all adjustments, which, in the opinion of management, are necessary for a fair presentation of such financial statements. Wilson-Davis believes the disclosures and information presented are adequate to make the information not misleading. These interim condensed financial statements should be read in conjunction with Wilson-Davis’s most recent audited financial statements and notes thereto included in its Annual Report for the year ended June 30, 2023. Operating results for the six months ended December 31, 2023, are not necessarily indicative of the results that may be expected for the current fiscal year ending June 30, 2024.